2. Loans: Allowance for Credit Losses on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	2014	2013	2012
Allowance For Credit Losses:
Beginning Balance ..........................	$ 24,680,789	$ 22,010,085	$ 21,360,085
Provision for Loan Losses ..........	32,622,546	27,623,368	22,484,582
Charge-Offs ...............................	(38,024,773)	(33,938,554)	(30,811,295)
Recoveries ................................	9,341,438	8,985,890	8,976,713
Ending Balance ..............................	$ 28,620,000	$ 24,680,789	$ 22,010,085

	2014	2013	2012
Finance Receivables:
Ending Balance	$ 512,592,704	$ 485,149,825	$ 446,358,300
Ending Balance; collectively evaluated for impairment	$ 512,592,704	$ 485,149,825	$ 446,358,300